Condensed Consolidated Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue:
License and research revenue	$ 2,054	$ 2,482	$ 4,164	$ 5,696
Product sales and services	2,053	2,290	5,431	3,914
Other revenues	1,926	1,981	3,798	3,907
Total revenue	6,033	6,753	13,393	13,517
Costs and expenses:
Cost of goods and services sold	(1,547)	(1,934)	(2,865)	(3,305)
Research and development	(7,722)	(5,946)	(13,707)	(13,704)
Selling, general and administrative	(2,913)	(2,528)	(8,096)	(5,054)
Remeasurement of acquisition liabilities	1,675	0	6,755	0
Total	(10,507)	(10,408)	(17,913)	(22,063)
Profit (loss) from operations	(4,474)	(3,655)	(4,520)	(8,546)
Interest income (loss) net	(1,607)	197	(1,441)	325
Foreign exchange gain (loss)	156	20	23	(220)
Other income (loss)	9	42	76	141
Income (loss) before income taxes	(5,916)	(3,396)	(5,862)	(8,300)
Income tax	(1)	(63)	(43)	(86)
Net income (loss)	$ (5,917)	$ (3,459)	$ (5,905)	$ (8,386)
Earnings (loss) per share
Basic earnings (loss) per ordinary share	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Diluted earnings (loss) per share	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Weighted average number of shares outstanding (in thousands) :
Basic	25,157	24,646	25,085	24,646
Diluted	25,157	24,646	25,085	24,646